Customer and commercial financing - Summary of Changes in Expected Credit Losses Provision (Detail) - Loans to consumers [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning balance	$ (5.7)	$ (19.1)
(Additions)/Reversal	(18.3)	13.4
Ending balance	$ (24.0)	$ (5.7)